Offerings - Offering: 1	Jul. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	676,000
Proposed Maximum Offering Price per Unit	165.6
Maximum Aggregate Offering Price	$ 111,945,600
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,138.87
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on
Form S-8
shall also cover such indeterminate number of additional shares of common stock, par value $0.01 per share, of FTI Consulting, Inc. (the “Common Stock”) as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the FTI Consulting, Inc. 2017 Omnibus Incentive Compensation Plan (as amended, the “Plan”)

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low sale prices of the Common Stock, as quoted on the New York Stock Exchange, on July 1
8
, 2025.

(3)	Represents 676,000 shares of Common Stock authorized to be issued under the Plan.